Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Advance to suppliers	63,410	75,093
Input GST/IVA	384	455
Receivables from supply chain service provider	7,648	4,727
Expected return assets	-	-
Other receivables	24,224	21,468
Allowance for doubtful accounts	(355)	(355)
Prepaid expenses and other current assets, net	95,311	101,388